Segment Information	12 Months Ended
Dec. 31, 2019
Segment Information
Segment Information
26.	Segment Information
(a)	Description of segments

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer.

The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of products and technology. The Group’s operating segments are based on this organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results.

Effective in the third quarter of 2019, the Group changed its segment disclosure to add the financial results of its certain advertising services and Yanxuan into innovative businesses and others. In addition, the Group has commenced separately reporting the results of Youdao, which completed its initial public offering and listing on the New York Stock Exchange in October 2019. As a result, the Group now reports segments as online game services, Youdao and innovative businesses and others. This change in segment reporting aligns with the manner in which the Group’s CODM currently receives and uses financial information to allocate resources and evaluate the performance of reporting segments. This change in segment presentation does not affect consolidated balance sheets, consolidated statements of operations and comprehensive income or consolidated statements of cash flows. The Group retrospectively revised prior year segment information, to conform to current year presentation.

(b)	Segment data

The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2017, 2018 and 2019. The Group does not allocate any operating costs or assets to its business segments as the Group’s CODM does not use this information to measure the performance of the operating segments. There was no significant transaction between reportable segments for the years ended December 31, 2017, 2018 and 2019 (in thousands).

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net revenues:
Online game services	36,281,642	40,190,057	46,422,640
Youdao	455,746	731,598	1,304,883
Innovative businesses and others	7,699,967	10,256,920	11,513,622
Total net revenues	44,437,355	51,178,575	59,241,145

Cost of revenues:
Online game services	(13,473,339)	(14,617,656)	(16,974,234)
Youdao	(293,807)	(515,133)	(934,261)
Innovative businesses and others	(5,627,168)	(8,699,637)	(9,777,350)
Total cost of revenues	(19,394,314)	(23,832,426)	(27,685,845)

Gross profit:
Online game services	22,808,303	25,572,401	29,448,406
Youdao	161,939	216,465	370,622
Innovative businesses and others	2,072,799	1,557,283	1,736,272
Total gross profit	25,043,041	27,346,149	31,555,300

The following table set forth the breakdown of net revenues by type of good or service for the years ended December 31, 2017, 2018 and 2019:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB

Online games services	36,281,642	40,190,057	46,422,640
Youdao learning services and products	149,915	428,716	851,870
Advertising services	2,449,558	2,769,337	2,581,623
Others	5,556,240	7,790,465	9,385,012
Total Net revenue	44,437,355	51,178,575	59,241,145

The following table presents the total depreciation and amortization expenses of property and equipment and land use rights by segment for the years ended December 31, 2017, 2018 and 2019:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB

Online game services	157,695	235,896	256,181
Youdao	2,160	3,863	6,076
Innovative businesses and others	98,997	201,707	218,850
Total depreciation and amortization expenses of property and equipment and land use rights	258,852	441,466	481,107

As substantially all of the Group's long-lived assets are located in the PRC and substantially all of the Group's revenue of reportable segments are derived from China based on the geographical locations where services and products are provided to customers, no geographical information is presented.